Fair Value Measurements and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Securities
Amortized cost	$ 115,188	$ 116,814
Loans
Consumer instalment and other personal	92,687	104,042
Credit cards	13,612	12,294
Business and government	384,993	366,886
Deposits	982,440	910,879
Securitization and structured entities' liabilities	40,164	27,094
Other liabilities	36,720	48,284
Subordinated debt	8,377	8,228
Fair Value [member]
Securities
Amortized cost	106,461	104,171
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	115,188	116,814
Loans
Residential mortgages	190,666	175,350
Consumer instalment and other personal	91,889	103,267
Credit cards	13,030	11,893
Business and government	369,776	358,712
Loans net of allowance for loan losses	665,361	649,222
Deposits	928,332	875,034
Securitization and structured entities' liabilities	21,850	24,631
Other liabilities	2,929	4,160
Subordinated debt	8,377	8,228
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost	106,461	104,171
Loans
Residential mortgages	188,848	167,863
Consumer instalment and other personal	91,513	101,023
Credit cards	13,030	11,893
Business and government	370,101	357,027
Loans net of allowance for loan losses	663,492	637,806
Deposits	928,689	871,776
Securitization and structured entities' liabilities	21,653	23,739
Other liabilities	2,669	3,287
Subordinated debt	$ 8,543	$ 7,849